SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549


FORM N-2


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17

STERLING CAPITAL CORPORATION

(Exact Name of Registrant as Specified in Charter)

635 Madison Avenue, New York, New York, 10022

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code (212)980-3360

CONTENTS OF FORM N-2


Part I INFORMATION REQUIRED IN A PROSPECTUS OR REGISTRATION
STATEMENT

Page

3	Item 1   Cover Page (Prospectus Only)

3	Item 2   Synopsis (Prospectus Only)

3	Item 3   Condensed Financial Information (Prospectus Only)

3	Item 4   Plan of Distribution

3	Item 5   Use of Proceeds

3-4	Item 6   General Information and History

4   	Item 7   Investment Objectives and Policies

4-5	Item 8   Tax Status

5-6 	Item 9   Brokerage Allocation and Other Practices

6   	Item 10  Pending Legal Proceedings

6 	Item 11  Control Persons and Principal Holders of Securities

6   	Item 12  Directors, Officers and Advisory Board Members

6	Item 13  Remuneration of Directors and Others

6 	Item 14  Custodian, Transfer Agent and Dividend Paying Agent

7  	Item 15  Investment Advisory and Other Services

7  	Item 16  Default and Arrears on Senior Securities

7  	Item 17  Capital Stock

7  	Item 18  Long-Term Debt

7  	Item 19  Other Securities

7  	Item 20  Financial Statements


    	PART II  OTHER INFORMATION


8 	Item 1   Marketing Arrangements

8   	Item 2   Other Expenses of Issuance and Distribution

8   	Item 3   Indemnification

8-9 	Item 4   Financial Statements and Exhibits

9   	Item 5   Persons controlled by or Under Common Control with
Registrant

9  	Item 6   Number of Holders of Securities

10   	Item 7   Location of Accounts and Records

10  	Item 8   Business and Other Connections of Investment
Advisor

10  	Item 9   Management Services

10  	Item 10  Undertakings


11	SIGNATURES

PART I  INFORMATION REQUIRED IN PROSPECTUS OR REGISTRATION

	  STATEMENT


Item 1   Cover Page (Prospectus only)

		Inapplicable


Item 2   Synopsis (Prospectus only)

		Inapplicable


Item 3   Condensed Financial Information (Prospectus only)

		Inapplicable



Item 4   Plan of Distribution

		Inapplicable


Item 5   Use of Proceeds

		Inapplicable


Item 6   General Information and History

	The information in subparagraphs (a), (b) and (c) of Item 6, as amended, is hereby incorporated by reference. Subparagraph (d) of Item 6 is hereby amended in entirety to read as follows:


	(d) The Registrant's shares of common stock are listed on the American Stock Exchange. The Registrant's shares of common stock have historically traded on the market for less than the net asset value of such shares.



Net Asset Value Per Share

As at (1)		 	  1996		 1995		 1994

March 31 (unaudited)	 $7.83		$7.09		$7.35

June 30 (unaudited)		   8.01		  7.46		  7.17

Sept. 30 (unaudited)	   	   8.06		  7.90		  7.16

Dec. 31		   	   8.15		  7.49		  6.87



(1) The Registrant's Board of Directors determines the value of Registrant's net assets as of the end of each fiscal quarter.

Information with Respect to the Market Price and

Volume of Trading of Registrant's Securities


				1996		 	   Shares

For 3 Months Ended     		High 	  Low		     Traded

March 31	              	$6.375 		$5.625		   13,100

June 30	             		  6.00 		  5.50 		   10,500

September 30         		  6.75		  5.625	 	   37,400

December  31         		  7.25 		  6.25 		   20,400



				 1995 		 	   Shares

For 3 Months Ended		       High		  Low		  Traded

March 31                	$5.375 		$4.50		    26,300

June 30	              		  5.375		  4.75 		   20,000

September 30           		  5.75		  5.00 		   14,100

December 31           		  7.125		  5.375		   22,100



				1994		  	   Shares

For 3 Months Ended		        High  		 Low	  	  Traded

March 31	                 	$7.625 		$6.875		   15,400

June 30			                  7.375 	  6.75		     6,000

September 30            		  7.875 	  6.625		   37,900

December  31	            	  7.00 		  4.875		   26,500


	As of March 31, 1997 the unaudited net asset value per share was $7.99. The closing sales price for the Registrant's shares on the American Stock Exchange on March 31, 1997 was $6.75.


Item 7   Investment Objectives and Policies


	The information in subparagraphs (a), (b), (c) and (d) of Item 7, as amended, is hereby incorporated by reference.



Item 8    Tax Status

	The information in Item 8, as amended, is hereby amended in its entirety as follows:

	(a) The Registrant for the fiscal year ending December 31, 1996 was a "personal holding company" under the Internal Revenue Code of 1986, as amended (the "Code"), since five or fewer stockholders owned directly or indirectly more than 50% of the Registrant's outstanding stock and more than 60% of the Registrant's adjusted ordinary gross income was personal holding company income. As a personal holding company, the Registrant would also be subject to penalty taxes unless it distributes to its shareholders an amount at least equal to its otherwise undistributed personal holding company income, net of appropriate deductions applicable thereto. For the year ended December 31, 1996 the Registrant did not have any undistributed personal holding company income.
Personal holding company income does not include the excess of net realized long-term capital gain over net realized short-term capital loss, less the Federal income tax attributable to such excess.



	The Registrant policy is to comply with the requirements of the Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.



	(b) The information set forth in subparagraph (a) of Item 8, as amended, is hereby incorporated by reference.



	(c) The information set forth in subparagraph (a) of Item 8, as amended, is hereby incorporated by reference.



	(d) Certain special tax aspects of the Registrant are described in paragraph (a) of this Item which is hereby incorporated by reference.



Item 9   Brokerage Allocation



	The information in subsection (1) of subparagraph (a) of Item 9 is amended to read in its entirety as follows:



(a)(1) The aggregate dollar amount of brokerage commissions paid by the Registrant during the three most recent fiscal years:



Year Ended December 31

		    1996  		  1995  		    1994

    $34,398  		$36,258   	 $51,076


	The information in subsection (2) of subparagraphs (a) of Item 9, as amended, is hereby incorporated by reference.


	The information in subparagraph (b) of Item 9, as amended, is hereby incorporated by reference.



	The information in subparagraph (c) of Item 9 is hereby incorporated by reference.

	Subparagraph (d) of Item 9 is hereby amended to read in its entirety, as follows:



	During the fiscal year ended December 31, 1996, approximately $34,398 in brokerage commissions ($24,095,522 in purchase and sale transactions) were designated to brokers because of research services provided by such brokers.



Item 10  Pending Legal Proceedings

                 None



Item 11  Control Persons and Principal Holders of Securities

	The information in Item 11, as amended, is hereby incorporated by reference.


Item 12  Directors, Officers and Advisory Board Members

	The information in Item 12 , as amended, is hereby incorporated by reference.


Item 13  Remuneration of Directors and Officers

	Item 13 is amended to read as follows:



	    (1)               (2)          	(3)       	     (4)            (5)
              	   			                           	Pension or
                                            					Retirement
                              					               Benefits	      Estimated
 	         	       Capacities                  	  Accrued	     	  Annual
          	         in Which      Aggregate    	During Regis-     Benefits
                		Remuneration     Remun-	       trant's Last       Upon
Name of  Person  	Was Received     eration	      Fiscal Year  		Retirement

Wayne S. Reisner  President	    	   65,000 	         N/A		         45,500

Richard Kaufman  Executive Vice President
		    and Treasurer	                56,250       	   N/A		         39,375


Item 14 Custodian, Transfer Agent and Dividend Paying Agent


	The information in Item 14, as amended, is hereby incorporated by reference.


Item 15 Investment Advisory and Other Services

		None


Item 16 Defaults and Arrears on Senior Securities

		None


Item 17  Capital Stock

	The information in Item 17, as amended, is hereby incorporated by reference.


Item 18 Long-Term Debt

		None


Item 19 Other Securities

		None


Item 20 Financial Statements


	A. Statements of the Registrant


 1. Statement of Assets and Liabilities

	The information contained in the Balance Sheet and Statement of Assets and Liabilities included in the Registrant's Annual
Report to Shareholders for the fiscal year ended December 31, 1996, previously filed with the Commission, is hereby incorporated by reference.


2. Statement of Income and Expense, Realized and Unrealized Gain or Loss on Investments


	The information contained in the Statement of Income and Expense, Realized and Unrealized Gain or Loss on Investments included in the Registrant's Annual Reports to Shareholders for the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994, respectively, previously filed with the Commission, is hereby incorporated by reference.


	B. Consolidated Statements

		Inapplicable since the Registrant has no subsidiaries.


	C. Unconsolidated Subsidiaries

		Inapplicable.

	D. General Provisions

		Inapplicable



	E. Historical Financial Information

		Inapplicable.


PART II  OTHER INFORMATION


Item 1 Marketing Agreements

		Inapplicable.


Item 2 Other Expenses of Issuance and Distribution

		Inapplicable.


Item 3 Indemnification

	The information in Item 3 of Part II, as amended, is hereby incorporated by reference.


Item 4 Financial Statements and Exhibits


	(a) Financial Statements:


	Included in Part I hereof:

	Statement of Assets and Liabilities of the Registrant as at December 31, 1996, included in the Registrant's Annual Report to
Shareholders for the fiscal year ended December 31, 1996, previously filed with the Commission, is hereby incorporated by reference.


	Included in Part II hereof:


	Registrant's Portfolio of Investment in Securities as at December 31, 1996, included in the Registrant's Annual Report to
Shareholders for the fiscal year ended December 31, 1996, previously filed with the Commission, is hereby incorporated by reference.


	Statements of Operations for the years ended December 31, 1996, 1995, 1994, included in the Registrant's Annual Reports to
Shareholders for the fiscal years ended December 31, 1996, 1995 and 1994, respectively, previously filed with the Commission, are hereby incorporated by reference.


	Notes to Financial Statements, included in the Registrant's Annual Reports to Shareholders for the fiscal years ended
December 31, 1996, 1995 and 1994, respectively, previously filed with the Commission, are hereby incorporated by reference.


(b)  Exhibits


	1. Exhibit 1 to Form N-2, as amended, is hereby incorporated by reference.


	2. Exhibit 2 to Form N-2, as amended, is hereby incorporated by reference.


	3. None.


	4. Exhibit 4 to Form N-2, as amended, is hereby incorporated by reference.


	5. None


	6. None


	7. None


	8. Exhibit 8 to Form N-2, as amended, is hereby incorporated by reference.


	9. Exhibit 9 to Form N-2, as amended, is hereby incorporated by reference.


	10. None.



	11. None.



	12. None.



	13. None.



	14. None.



	15. None.



Item 5 Persons Controlled by or Under Common Control with
Registrant



	The information appearing in Item 11 in Part I is hereby incorporated by reference.



Item 6 Number of Holders of Securities



    Item 6 is hereby amended in its entirety to read as follows:



	         (1)                               				(2)

      	Title of Class                 	Number of Record Holders

 Common Stock, $1 par value             1,368 as of April 28, 1997

Item 7   Location of Accounts and Records

	Item 7 of Part II, as amended, is hereby incorporated by reference.



Item 8   Business and Other Connections of Investment Advisor

		Inapplicable.



Item 9   Management Services

		None.


Item 10  Undertakings

		Inapplicable.


SIGNATURES


	Pursuant to the requirement of the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 17 to Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of April, 1997.


				STERLING CAPITAL CORPORATION

				       (Registrant)


				By:

				    Wayne S. Reisner, President